CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income (loss)	$ 66,591	$ (257,913)	$ 21,194
Adjustments required to reconcile net income (loss) with net cash generated by operating activities
Accretion expense on government loan	898	896	897
Writeback of accounts payable	(288,274)	0	0
Unrealized foreign exchange	8,358	0	0
Changes in non-cash working capital balances
Due from related parties	0	0	319
Due to related parties	88,665	300,107	292,896
Advances receivable	(3,709)	734	(679)
Accounts payable	(8,764)	(28,336)	(241,564)
Accrued liabilities	34,905	(9,770)	(69,771)
Cash generated by operating activities	(101,330)	5,718	3,292
Financing activities:
Due to related parties	118,230	0	0
Net cash inflow	16,900	5,718	3,292
Cash, beginning of the year	9,803	4,085	793
Cash, end of the year	$ 26,703	$ 9,803	$ 4,085